Consolidated Statement Of Cash Flows (10-Q) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (252)	$ 5
Depreciation and amortization	453	0
Amortization of deferred financing costs	1	0
Changes in assets and liabilities:
Accounts receivable and other assets	(422)	0
Accounts payable and accrued expenses	879	(2)
Other liabilities	5	0
Net cash from operating activities	664	3
Cash flows from investing activities:
Acquisition of real estate properties	(644)	0
Capital expenditures	(153)	0
Decrease in restricted cash	(581)	0
Net cash from investing activities	(216)	0
Cash flows from financing activities:
Proceeds from issuance of non-controlling interests	1,250	0
Payments for deferred financing costs	(263)	0
Proceeds from repayment of short-term notes	0	(200)
Issuance of short-term notes	0	200
Proceeds from subscriptions	0	27
Subscriptions payable	0	(27)
Net cash provided by financing activities	987	0
Net change in cash and cash equivalents	1,435	3
Cash and cash equivalents, beginning of period	209	206
Cash and cash equivalents, end of the period	$ 1,644	$ 209